Share-based payments	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Share-based payments
Note 31. Share-based payments
Under the framework of the LTIP’s Company to attract and retain key employees, the Board of Directors was granted the authority to administer the plan, managing it through an administrative trust. The plan became effective on April 4, 2018, for which a certain number of Series A shares were reserved to be granted to eligible employees. The benefits included in the plan, which are considered share-based
payments, are described below:
31.1 Stock Options
The stock option plan grants the participant the right to acquire a number of shares during a certain term. Once acquired, stock options may be exercised up to 5 or 10 years as from grant date. The plan establishes that the value of the shares to be granted will be determined using Black & Scholes model.
The following table shows the number of stock options granted, cancelled and the weighted average exercise price (“WAEP”) for the year:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Number of rights to buy	WAEP	Number of rights to buy	WAEP	Number of rights to buy	WAEP
At beginning of year	10,239,417	6.89	9,865,245	5.98	10,540,228	5.15
Granted during the year	3,357,263	52.40	394,201	29.71	513,379	17.83
Cancelled during the year (1)	—	—	(20,029)	6.21	(1,188,362)	3.68

At end of year	13,596,680	18.13	10,239,417	6.89	9,865,245	5.98

(1)	Related to stock options annulled or cancelled for the year, which has no relation with the options exercised.
The plan established that the value of the options to be granted will be determined using Black & Scholes Model.
The following table shows the inputs used for the plan for the year:

	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	50.1%	32.1%	31.4%
Risk–free interest rate (%)	4.3%	4.1%	3.9%
Expected life of share options (years)	7	10	10
WAEP (USD)	52.40	29.71	17.83
Model used	Black & Scholes	Black & Scholes	Black & Scholes

The remainder life of stock options is based on historical data and current expectations and is not necessarily an indication of the potential exercise patterns. Expected volatility shows the assumption that historical volatility in a period similar to the life of options is an indication of future trends, that may not be necessarily the actual result.
The weighted average fair value of options granted during the year ended December 31, 2025, 2024 and 2023 stood as 21.60, 15.11, and 8.99, respectively.
According to IFRS 2, stock option plans are classified as settled transactions at grant date.
For the years ended December 31, 2025, 2024 and 2023, compensation expense related with such plan are booked in the consolidated statements of profit or loss and other comprehensive income stood at 20,319, 5,316, and 4,553, respectively.
31.2 Restricted stock
The restricted stock that are given to the participants of the plan once the conditions established in the program are achieved.
The following table shows the number of restricted stock granted, cancelled and WAEP for the year:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Number of Series A shares	WAEP	Number of Series A shares	WAEP	Number of Series A shares	WAEP
At beginning of year	6,195,656	7.33	6,633,364	6.18	6,669,790	4.89
Granted during the year	186,585	49.58	267,033	32.17	519,025	17.83
Cancelled during the year (1)	(297,558)	10.10	(704,741)	5.96	(555,451)	2.13

At end of year	6,084,683	8.49	6,195,656	7.33	6,633,364	6.18

(1)	Related to restricted stock annulled or cancelled for the year, which has no relation with the restricted stock vested.
For the years ended December 31, 2025, 2024 and 2023, compensation expense related with such plan are booked in the consolidated statements of profit or loss and other comprehensive income stood at 9,978, 8,822, and 8,839, respectively.
According to IFRS 2, restricted stock plan are classified as settled transactions at grant date.
31.3 Performance restricted stock
The performance restricted stock that are given to the participants of the plan once the conditions established in the program are achieved, which are usually based on the performance of different Company’s performance variables.
The following table shows the number of performance restricted stock granted and WAEP for the year:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Number of Series A shares	WAEP	Number of Series A shares	WAEP	Number of Series A shares	WAEP
At beginning of year	5,525,010	11.57	5,123,346	10.03	3,705,757	7.05
Granted during the year	48,324	51.07	422,941	30.00	1,417,589	17.83
Cancelled during the year (1)	(1,520,887)	7.05	(21,277)	7.05	—	—

At end of year	4,052,447	13.74	5,525,010	11.57	5,123,346	10.03

(1)	Related to performance restricted stock annulled or cancelled for the year, which has no relation with the performance restricted stock vested.
For the years ended December 31, 2025, 2024 and 2023, compensation expense related with such plan are booked in the consolidated statements of profit or loss and other comprehensive income stood at 25,692, 20,785 and 9,741, respectively.
According to IFRS 2, performance restricted stock are classified as settled transactions at grant date.